NET LOSS PER SHARE - Basic and Diluted Earnings Per Share (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (2,262)	$ (2,866)	$ (13,076)	$ (5,750)
Denominator
Weighted-average common shares outstanding - basic (in shares)	26,803,839	13,571,872	22,287,828	17,771,960
Weighted-average common shares outstanding - diluted (in shares)	26,803,839	13,571,872	22,287,828	17,771,960
Net loss per common share, basic (in dollars per share)	$ (0.08)	$ (0.21)	$ (0.59)	$ (0.32)
Net loss per common share, diluted (in dollars per share)	$ (0.08)	$ (0.21)	$ (0.59)	$ (0.32)